UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1 - Schedule of Investments

The Schedule of Investments for the three-month period ended January 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2015

Shares	Description	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING COUNTRIES—96.3%
COMMON STOCKS—94.4%
BRAZIL—12.5%
COMMERCIAL SERVICES & SUPPLIES—0.9%
92,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$1,318,326

HEALTH CARE PROVIDERS & SERVICES—1.9%
697,000	OdontoPrev SA	2,683,317

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
173,155	Iguatemi Empresa de Shopping Centers SA	1,568,123
134,000	Multiplan Empreendimentos Imobiliarios SA	2,406,582
		3,974,705

ROAD & RAIL—1.5%
171,450	Localiza Rent a Car SA	2,229,984

SOFTWARE—1.5%
177,000	Totvs SA	2,214,438

SPECIALTY RETAIL—0.7%
140,000	Cia Hering	949,073

TEXTILES, APPAREL & LUXURY GOODS—1.9%
306,413	Arezzo Industria e Comercio SA	2,676,724

TRANSPORTATION INFRASTRUCTURE—1.3%
161,000	Wilson Sons Ltd., BDR	1,830,057
		17,876,624

CHILE—4.0%
INFORMATION TECHNOLOGY SERVICES—1.3%
745,000	Sonda SA	1,803,766

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.7%
2,192,849	Parque Arauco SA	3,893,676
		5,697,442

CHINA—2.2%
CHEMICALS—1.1%
2,200,000	Yingde Gases Group Co. Ltd.(a)	1,482,385

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
2,130,000	Yanlord Land Group Ltd.(a)	1,585,660
		3,068,045
EGYPT—1.2%
FOOD PRODUCTS—1.2%
1,260,633	Juhayna Food Industries(b)	1,758,895

HONG KONG—6.0%
BANKS—1.2%
1,000,000	Dah Sing Banking Group Ltd.(a)	1,668,333

HOTELS, RESTAURANTS & LEISURE—1.2%
450,000	Cafe de Coral Holdings Ltd.(a)	1,656,479

MARINE—0.8%
3,300,000	Pacific Basin Shipping Ltd.(a)	1,216,910

SPECIALTY RETAIL—0.9%
2,700,000	Giordano International Ltd.(a)	1,277,567

See Notes to Portfolio of Investments.

TEXTILES, APPAREL & LUXURY GOODS—0.8%
1,460,000	Texwinca Holdings Ltd.(a)	$1,202,740

TRANSPORTATION INFRASTRUCTURE—1.1%
136,000	Hong Kong Aircraft Engineering Co. Ltd.(a)	1,502,828
		8,524,857

INDIA—11.9%
CHEMICALS—3.6%
235,000	Castrol (India) Ltd.(a)	1,790,165
85,000	Kansai Nerolac Paints Ltd.	3,314,362
		5,104,527

CONSTRUCTION MATERIALS—1.8%
440,000	Ramco Cements Ltd. (The)(a)	2,570,376

INFORMATION TECHNOLOGY SERVICES—1.1%
263,074	MphasiS Ltd.(a)	1,538,097

PERSONAL PRODUCTS—2.4%
204,372	Godrej Consumer Products Ltd.(a)	3,485,545

PHARMACEUTICALS—1.3%
134,500	Piramal Enterprises Ltd.	1,815,484

ROAD & RAIL—1.7%
109,000	Container Corp. of India(a)	2,469,211
		16,983,240

INDONESIA—7.1%
BANKS—1.3%
15,300,000	Bank Permata Tbk PT	1,872,114

CONSTRUCTION MATERIALS—1.4%
12,840,000	Holcim Indonesia Tbk PT(a)	1,987,508

FOOD PRODUCTS—2.4%
1,148,000	Petra Foods Ltd.(a)	3,384,526

TRADING COMPANIES & DISTRIBUTORS—2.0%
7,665,500	AKR Corporindo Tbk PT(a)	2,832,937
		10,077,085

JORDAN—1.6%
PHARMACEUTICALS—1.6%
64,806	Hikma Pharmaceuticals PLC(a)	2,296,349

KENYA—1.8%
BEVERAGES—1.8%
753,800	East African Breweries Ltd.	2,590,802

LEBANON—1.0%
BANKS—1.0%
144,000	BLOM Bank SAL, GDR	1,454,400

MALAYSIA—6.0%
AUTOMOBILES—0.9%
640,200	Oriental Holdings Bhd	1,242,284

BEVERAGES—0.7%
300,000	Guinness Anchor Bhd(a)	995,435

FOOD PRODUCTS—1.1%
240,000	United Plantations Bhd	1,615,436

See Notes to Portfolio of Investments.

MULTILINE RETAIL—2.1%
3,737,900	Aeon Co. (M) Bhd(a)	$3,072,332

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
1,733,585	SP Setia Bhd	1,681,979
		8,607,466

MEXICO—3.5%
TRANSPORTATION INFRASTRUCTURE—3.5%
136,271	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,048,841

NETHERLANDS—1.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
55,000	ASM International NV(a)	2,244,053

NIGERIA—1.0%
BEVERAGES—1.0%
2,125,000	Guinness Nigeria PLC(a)	1,463,999

OMAN—1.2%
BANKS—1.2%
262,000	Bank Muscat SAOG, GDR(a)	1,682,040

PERU—0.9%
CONSTRUCTION & ENGINEERING—0.9%
122,000	Grana y Montero SA, ADR	1,266,360

PHILIPPINES—2.6%
HOTELS, RESTAURANTS & LEISURE—2.6%
705,660	Jollibee Foods Corp.(a)	3,704,737

POLAND—1.6%
FOOD & STAPLES RETAILING—1.6%
233,898	Eurocash SA(a)	2,321,224

REPUBLIC OF SOUTH KOREA—2.8%
BANKS—1.9%
214,283	BS Financial Group, Inc.(a)	2,708,550

MULTILINE RETAIL—0.9%
9,000	Shinsegae Co. Ltd.(a)	1,319,723
		4,028,273

ROMANIA—1.8%
BANKS—1.8%
1,045,000	BRD-Groupe Societe Generale(a)(b)	2,550,672

RUSSIA—1.5%
BEVERAGES—0.7%
133,150	Synergy Co.(a)(b)	982,935

FOOD & STAPLES RETAILING—0.8%
336,532	O’Key Group SA, GDR	1,129,065
		2,112,000

SOUTH AFRICA—9.7%
CHEMICALS—1.1%
1,303,000	African Oxygen Ltd.	1,563,153

DIVERSIFIED FINANCIAL SERVICES—1.8%
246,059	JSE Ltd.	2,584,623

FOOD & STAPLES RETAILING—5.3%
470,832	Clicks Group Ltd.	3,651,829

See Notes to Portfolio of Investments.

248,735		SPAR Group Ltd.(a)	$3,923,738
			7,575,567

HOTELS, RESTAURANTS & LEISURE—1.5%
196,384		City Lodge Hotels Ltd.(a)	2,125,942
			13,849,285

SRI LANKA—1.2%
INDUSTRIAL CONGLOMERATES—1.2%
1,023,076		John Keells Holdings PLC	1,655,027

THAILAND—6.1%
CONSTRUCTION MATERIALS—1.2%
134,000		Siam City Cement PCL, Foreign Shares(a)	1,750,404

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—1.6%
1,854,000		Hana Microelectronics PCL, Foreign Shares(a)	2,273,565

HEALTH CARE PROVIDERS & SERVICES—1.1%
348,000		Bumrungrad Hospital PCL, Foreign Shares(a)	1,655,381

MEDIA—1.2%
1,086,100		BEC World PCL, Foreign Shares(a)	1,707,491

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
1,020,000		Central Pattana PCL, Foreign Shares(a)	1,390,425
			8,777,266

TURKEY—3.6%
CONSTRUCTION MATERIALS—2.5%
501,702		Cimsa Cimento Sanayi VE Ticaret A.S.(a)	3,535,932

INSURANCE—1.1%
1,593,000		Aksigorta AS(a)	1,638,254
			5,174,186
			134,813,168

PRIVATE EQUITY—1.9%
GLOBAL—1.0%
7,248,829	(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e)(f)	259,508
2,400,000	(c)	Telesoft Partners II QP, L.P.(a)(b)(e)(f)	1,209,240
			1,468,748

ISRAEL—0.9%
1,674,587	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)	361,292
2,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(e)(f)	79,400
2,750,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(e)(f)	169,015
761,184	(c)	Neurone Ventures II, L.P.(a)(b)(e)(f)	541,986
32,574	(c)	Vidyo, Inc. Trust A (Preferred)(a)(b)(e)(f)	25,779
15,531	(c)	Vidyo, Inc. Trust B (Preferred)(a)(b)(e)(f)	12,291
13,219	(c)	Vidyo, Inc. Trust B1 (Preferred)(a)(b)(e)(f)	10,461
6,864	(c)	Vidyo, Inc. Trust C (Preferred)(a)(b)(e)(f)	5,432
4,150	(c)	Vidyo, Inc. Trust C1 (Preferred)(a)(b)(e)(f)	3,284
1,802	(c)	Vidyo, Inc. Trust Common(a)(b)(e)(f)	1,426
2,713	(c)	Vidyo, Inc. Trust D (Preferred)(a)(b)(e)(f)	2,147
1,368	(c)	Vidyo, Inc. Trust Warrants(a)(b)(e)(f)	1,083
			1,213,596
			2,682,344

See Notes to Portfolio of Investments.

WARRANTS—0.0%
SRI LANKA—0.0%
INDUSTRIAL CONGLOMERATES—0.0%
81,028		John Keells Holdings PLC, expires 11/11/16(b)	$35,359
81,028		John Keells Holdings PLC, expires 11/12/15(b)	32,111
			67,470
		Total Long-Term Equity Securities in Emerging Countries—96.3% (cost $161,027,793)	137,562,982

LONG-TERM EQUITY SECURITIES IN DEVELOPED COUNTRIES—2.1%
COMMON STOCK—2.1%
UNITED STATES—2.1%
INFORMATION TECHNOLOGY SERVICES—2.1%
61,562		EPAM Systems, Inc.(b)	3,012,229

PRIVATE EQUITY —0.0%
UNITED STATES—0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P.(a)(b)(d)(e)(f)	7,710
		Total Long-Term Equity Securities in Developed Countries—2.1% (cost $2,570,757)	3,019,939

SHORT-TERM INVESTMENT—0.4%
$553,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 01/30/2015, due 02/02/2015 repurchase price $553,000, collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $567,000	553,000
		Total Short-Term Investment—0.4% (cost $553,000)	553,000
		Total Investments—98.8% (cost $164,151,550) (g)	141,135,921
		Other Assets in Excess of Liabilities—1.2%	1,645,373
		Net Assets—100.0%	$142,781,294

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	As of January 31, 2015, the aggregate amount of open commitments for the Fund is $1,524,584.
(e)	Illiquid security.
(f)	Restricted security, not readily marketable. See Note (c) of the accompanying Notes to Portfolio of Investments.
(g)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in private equity private placement securities, which represented 1.9% of the net assets of the Fund as of January 31, 2015. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2015

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Automobiles	$1,242,284	$—	$—	$1,242,284
Banks	3,326,514	8,609,595	—	11,936,109
Beverages	2,590,802	3,442,369	—	6,033,171
Chemicals	4,877,515	3,272,550	—	8,150,065
Commercial Services & Supplies	1,318,326	—	—	1,318,326
Construction & Engineering	1,266,360	—	—	1,266,360
Diversified Financial Services	2,584,623	—	—	2,584,623
Food & Staples Retailing	4,780,894	6,244,962	—	11,025,856
Food Products	3,374,331	3,384,526	—	6,758,857
Health Care Providers & Services	2,683,317	1,655,381	—	4,338,698
Industrial Conglomerates	1,722,497	—	—	1,722,497
Information Technology Services	4,815,995	1,538,097	—	6,354,092
Pharmaceuticals	1,815,484	2,296,349	—	4,111,833
Real Estate Management & Development	9,550,360	2,976,085	—	12,526,445
Road & Rail	2,229,984	2,469,211	—	4,699,195
Software	2,214,438	—	—	2,214,438
Specialty Retail	949,073	1,277,567	—	2,226,640
Textiles, Apparel & Luxury Goods	2,676,724	1,202,740	—	3,879,464
Transportation Infrastructure	6,878,898	1,502,828	—	8,381,726
Other	—	37,122,188	—	37,122,188
Private Equity	—	—	2,690,054	2,690,054
Short-Term Investment	—	553,000	—	553,000
Total	$60,898,419	$77,547,448	$2,690,054	$141,135,921

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended January 31, 2015, the securities issued by Aeon Co. (M) Bhd, BRD-Groupe Societe Generale, City Lodge Hotels Ltd., Godrej Consumer Products Ltd., Petra Foods Ltd., and Ramco Cements Ltd. (The) in the amounts of $3,072,332, $2,550,672, $2,125,942, $3,485,545, $3,384,526, and $2,570,376, respectively, transferred from Level 1 to Level 2 because there was a valuation factore applied at January 31, 2015. The securities issued by John Keells Holdings PLC, O’Key Group SA, GDR, and United Plantations Bhd, in the amounts of $1,655,027, $1,129,065, and $1,615,436, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at January 31, 2015.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, distributions, and discussions with investment companies. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2015

	Fair Value at 1/31/15	Valuation Technique	Unobservable Inputs	Range

Private Equity	$2,690,054	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$0

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 1/31/15
Private Equity	$2,735,971	—	$(692,704)	$646,787	—	—	—	—	$2,690,054
Total	$2,735,971	$—	$(692,704)	$646,787	$—	$—	$—	$—	$2,690,054

Change in unrealized appreciation/depreciation relating to investments still held at January 31, 2015 is $0.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $553,000 as of January 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2015.

c. Restricted Securities:

Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 1/31/15	Percent of Net Assets	Cumulative Distributions Received	Open Commitments
BPA Israel Ventures, LLC	10/05/00 – 12/09/05	$989,431	$361,292	0.25	$268,344	$625,413
Concord Fund I Liquidating Main Trust	12/08/97 – 09/29/00	1,194,943	79,400	0.06	1,386,405	—
Emerging Markets Ventures l, L.P.	01/22/98 – 01/10/06	2,509,231	259,508	0.18	7,518,174	851,171
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	1,717,032	169,015	0.12	885,262	—
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	223,817	541,986	0.38	431,533	—
Technology Crossover Ventures IV, L.P.	03/08/00 – 09/27/10	359,691	7,710	0.00	3,036,050	48,000
Telesoft Partners II QP, L.P.	07/14/00 – 03/01/10	1,285,581	1,209,240	0.85	1,109,561	—
Vidyo, Inc. Trust Warrants	10/24/12	1,251	1,083	0.00	—	—
Vidyo, Inc. Trust Common	10/24/12	1,648	1,426	0.00	—	—
Vidyo, Inc. Trust A (Preferred)	10/24/12	29,796	25,779	0.02	—	—
Vidyo, Inc. Trust B (Preferred)	10/24/12	14,207	12,291	0.01	—	—
Vidyo, Inc. Trust B1 (Preferred)	10/24/12	12,092	10,461	0.01	—	—
Vidyo, Inc. Trust C (Preferred)	10/24/12	6,279	5,432	0.00	—	—
Vidyo, Inc. Trust C1 (Preferred)	10/24/12	3,796	3,284	0.00	—	—
Vidyo, Inc. Trust D (Preferred)	10/24/12	2,482	2,147	0.00	—	—
Total		$8,351,277	$2,690,054	1.88	$14,635,329	$1,524,584

The Fund may incur certain costs in connection with the disposition of the above securities.

d. Rights Issues and Warrants

Rights issues give the right, to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are speculative and have no value if they are not exercised before the expiration date.  Rights Issues and Warrants are valued at the last sale price on the exchange on which they are traded.

e. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$164,151,550	$17,170,340	$(40,185,969)	$(23,015,629)

Item 2 - Controls and Procedures

a)             The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)             There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 25, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 25, 2015